Share-based payments - Schedule of indirect measurement of fair value of goods or services received, other equity instruments granted during period (Details) - Share warrants and share options	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		37.00%
Weighted average share price for instruments issued (in USD) | $ / shares	$ 40	$ 34
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	37.00%		35.00%
Risk-free interest rate (%)	3.60%	2.00%	2.60%
Expected term (years) | shares	4.5	2.9	2.8
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	38.00%		37.00%
Risk-free interest rate (%)	4.40%	2.80%	3.30%
Expected term (years) | shares	5.5	4.5	5.3
Klarna Group PLC subsidiary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price for instruments issued (in USD) | $ / shares		$ 337	$ 216